Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Derivative Instruments

The following tables summarize information regarding Nucor’s derivative instruments:

Fair Value of Derivative Instruments (in thousands)

		Fair Value at December 31,
	Consolidated Balance Sheet Location	2012	2011

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$-	$5,071

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$-	$(21,100)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(303)	-
Foreign exchange contracts	Accrued expenses and other current liabilities	(15)	(334)

Total liability derivatives not designated as hedging instruments		(318)	(334)

Total liability derivatives		$(318)	$(21,434)

Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Condensed Consolidated Statements of Earnings

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2012	2011	2010	2012	2011	2010	2012	2011	2010

Commodity contracts	Cost of products sold	$(2,264)	$(8,454)	$(29,957)	$(42,515)	$(37,093)	$(35,141)	$500	$600	$600

Not Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Condensed Consolidated Statements of Earnings

Derivatives Not Designated as Hedging Instruments (in thousands)

Derivatives Not Designated	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivative
as Hedging Instruments		2012	2011	2010

Commodity contracts	Cost of products sold	$1,321	$11,757	$(1,417)

Foreign exchange contracts	Cost of products sold	198	(665)	907

Total		$1,519	$11,092	$(510)